UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file
number 811-3888

          Combined Penny Stock Fund, Inc.

-------------------------------------------------
 Exact name of registrant as specified in charter)


6180 Lehman Drive #103, Colorado Springs, CO 80918
--------------------------------------------------------------------------
 (Address of principal executive offices) (Zip code)


John R Overturf
6180 Lehman Dr #103

Colorado Springs, CO 80918

------------------------------------
(Name and address of agent for service)

Registrant's telephone number including area code:(719)593-2111
                                                  -----------------------

Date of fiscal year end: 09/30
                       --------------------
Date of reporting period: 03/31/05
                       -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1. REPORTS TO STOCKHOLDERS





                                          Combined Penny Stock Fund, Inc.




                                              2005 Semi-Annual Report















                                                     3










                                           [THIS PAGE INTENTIONALLY LEFT BLANK]



The Company

Combined Penny Stock Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "PENY". All, or nearly all, capital gains and dividends are reinvested in the Fund.

To Our Shareholders;

As previously announced in our April 15, 2005 press release, the Fund has begun the liquidation process. The remainder of the securities have been sold and converted to cash.

The date of record for payment of the shareholders of common stock will be April 29, 2005. The estimated one time cash distribution will be $.01 per share. The cash distribution date will be on or before July 31, 2005.

Many thanks again to all our loyal shareholders.

Sincerely

John R. Overturf, Jr.
President
Combined Penny Stock Fund, Inc.
May 30, 2005




Corporate Information

-------------------------------------- -------------------------------------

Officers and Directors                         Stock Transfer Agent
John R. Overturf, Jr., President and Director  Computershare Investor Services,
Jeffrey J. Kormos, Director                        Inc.
                                               12039 West Alameda Parkway Suite
                                               #Z-2
                                               Lakewood, CO  80228
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Corporate Headquarters                     Independent Auditors
Combined Penny Stock Fund, Inc.            Ehrhardt Keefe Steiner & Hottman PC
6180 Lehman Drive, Suite 103               7979 E. Tufts Avenue, Suite 400
Colorado Springs, CO  80918-3415           Denver, CO 80237-2843
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Custodian of Portfolio Securities          Counsel
US Bank                                    Neuman & Drennen LLC
                                           1507 Pine Street
                                           Boulder, CO 80302











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Statement of Assets and Liabilities In Liquidation as of March 31, 2005




Assets
------------------------------------------------ ---------- ------------------
----------------------------------------------------------- ------------------

Investments at liquidation value:
Investments in securities of unaffiliated issuers
         (identified cost $173,526)                                 $         0

Cash and Equivalents                                                    547,423
                                                                    -----------
Total Assets                                                            547,423
                                                                    -----------

Liabilities

Payables:
Accounts Payable                                                          4,975
                                                                    -----------
Total Liabilities                                                         4,975
                                                                    -----------
Contingencies

Net Assets in Liquidation                                            $  542,448
                                                                    ===========

Net Asset Value per Share                                           $      .012
                                                                           ====


Analysis of Net Assets


Common Stock, $.001 par value, 100,000,000 shares
    authorized, 45,686,574 issued and outstanding                   $    45,687
Additional paid-in capital                                            5,854,490
                                                                     ----------
Net capital paid in on shares of capital stock                      $ 5,900,177
                                                                     ==========

Accumulated Loss:
Net investment loss                                                  (3,647,516)
Accumulated realized loss                                            (1,536,687)
Net unrealized depreciation of investments                             (173,526)
                                                                     ----------
Total accumulated loss                                               (5,357,729)
                                                                     ----------
Net Assets in Liquidation                                           $   542,448
                                                                     ==========

                        See notes to financial statements













Schedule of Investments in Unaffiliated Issuers Available for Liquidation
         as of March 31, 2005
Units,
Shares or
Warrants                                                                Value(a)


                              Common Stocks - 00.00%

                              Communications - 0%


5,682  Voice It Worldwide, Inc.  units                              $        0





                                Food & Beverage - 0%


  185  Charlie O Beverage,  Inc.                                    $        0




                                 Manufacturing - 0%

  600  Sooner Holding, Inc.                                          $        0
  417  Zapworld.com                                                           0
3,333  Training Devices, Inc. (b)                                             0
                                                                             --
       Group Subtotal:                                                        0




                                  Mining - 0%


  800  Exprofuels, Inc.                                              $        0

                                  Retail - 0%

   70  Usn Corporation                                               $        0
  893  9A Investment Holding Corporation                                      0
4,000  House2Home, Inc.                                                       0
                                                                             --
       Group Subtotal:                                                        0




Schedule of Investments in Unaffiliated Issuers Available for Liquidation as of March 31, 2005


TOTAL COMMON STOCKS (Cost $173,526)                                  $        0

Total Investments in Securities of Unaffiliated Issuers
 (Cost $173,526)                                                     $        0


Total Investments in Securities of Unaffiliated         00.00%      $         0
  Issuers (Cost $173,526)
Cash and Equivalents, Net of Liabilities               100.00%          542,448
                                                      -------           -------
Net Assets                                             100.00%      $   542,448
                                                      =======           =======

     (a) See Notes 1 and 2 of notes to financial statements.
     (b) Restricted security, see Note 2 of notes to financial statements.

                           See notes to financial statements

Statement of Operations in Liquidation for the Six Months Ended March 31, 2005



Investment Loss:
Interest income                                                     $     4,656
                                                                         ------
Total income                                                              4,656


Expenses:
Salaries                                                                  6,000
Accounting services and administration                                    9,000
Audit                                                                       707
Office                                                                      872
Transfer agent                                                            8,443
Legal                                                                     2,348
Custodian                                                                   808
Other                                                                        61
                                                                        -------
Total expenses                                                           28,239
                                                                        -------
Net Investment Loss Before Net Realized and Unrealized
 Gain (Loss) on Investments                                             (23,583)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from investment transactions                         (200,823)
Net unrealized appreciation of investments                              203,820
                                                                        -------
Net Gain on Investments                                                   2,997
                                                                        -------
Net Decrease in Net Assets from Operations in Liquidation             $ (20,586)


Statements of Changes in Net Assets in Liquidation for the Years Ended September 30, 2003 and 2004 and the six monthes ended March 31, 2005
                                            For the
                                            unaudited
                                            six months
                                              ended        For the Years ended
                                            March 31,         September 30,
                                              2005           2004       2003

From Operations:
Net investment loss                       $  (23,583)   $  (64,111)   (191,428)
Net realized gain (loss) from
     investment transactions                (200,823)     (847,436)     11,822
Net unrealized appreciation of
     investments                             203,820       913,957      63,856
                                            --------      --------     -------
Net increase (decrease) in net
 assets from operations in liquidation    $  (20,586)        2,410    (115,750)

From Capital Stock Transactions:
Purchase of treasury stock
  (0 and 228,426 shares in 2005
   and 2004, respectively)                        --        (3,662)     (8,705)

Net Assets in Liquidation -
     beginning of period                     563,034       564,286     688,741
                                           ---------       -------    --------
Net Assets in Liquidation -
     end of period                        $  542,448    $  563,034     564,286
                                           =========       =======     =======

                             See notes to financial statements




Financial Highlights



                                   For the                  For the Years Ended
                                Unaudited Six                     September 30,
                                 Months Ended
                                  March 31,

                                     2005      2004      2003    2002      2001
Per Share:


Income from investments          $   .000   $  .000    $ .000  $ .000   $  .001

Expenses                            (.001)    (.001)    (.004)  (.003)    (.003)
                                    ------    ------    ------  ------    ------

Net investment loss                 (.001)    (.001)    (.004)  (.003)    (.002)

Net realized gain and
unrealized appreciation
(depreciation) of investments        .001      .001      .001   (.001)    (.007)
                                     -----     -----     -----  -----     ------

Net increase (decrease) in
net asset value                      .000      .000     (.003)  (.004)    (.009)

Net Asset Value:

Begining of period                   .012      .012      .015    .019      .028
                                     ----      ----      ----    ----      -----

End of period                     $  .012    $ .012    $ .012   $.015    $ .019
                                     ----      ----      -----   ----      -----


Total investment return (1)       (00.00)%  (00.00)%  (20.00)% (21.05)% (32.14)%


Ratios:

Expenses to average net assets      5.09%    12.06%    31.44%   17.42%    12.24%

Net investment loss to
 average net assets                 4.25%    11.39%    30.67%   15.79%     8.69%


Portfolio turnover rate (2)        00.00%    00.00%    00.00%   35.57%   114.47%

(1) Based on the change in net asset value considering there have been no distributions during the period presented. The Fund does not believe that a presentation based on changes in the market value of the Fund's common stock is appropriate considering the limited market for the Fund's stock.

(2) The lesser of purchases or sales of portfolio securities for a period divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities for the six months ended March 31, 2005 were $0 and $185,708, respectively. See notes to financial statements




                              Notes to Financial Statements


1.  Summary of Significant Accounting Policies

Combined Penny Stock Fund, Inc. (the Fund) was incorporated September 7, 1983 and is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund was formed to invest in a broad range of small, speculative stocks traded in the over-the-counter market and is managed by the Board of Directors of the Fund.

Securities  and  Exchange  Commission   Examination  and  Liquidation  Basis  of
Accounting

Pursuant to an examination of the Fund by the Securities and Exchange Commission
(SEC), the SEC has issued a letter to the Fund identifying various asserted deficiencies and violations of rules and regulations. The Fund has responded to the SEC and does not believe that the outcome of this matter will have a material impact on the Fund's financial condition or operations beyond the liquidation of its assets. However, the ultimate outcome of this matter is not determinable at this time.

During 2003, the Board of Directors determined after being advised by legal council that the Company was administratively dissolved, as a result of its failure to file its corporate report and pay annual fees as required by C.R.S 7-114-201. The effective date of the administrative dissolution was July 1, 2000. As a result of that administrative dissolution, the corporate existence of the Company continued but the corporation was not lawfully able to carry on business except such business as is appropriate to wind up and liquidate its business and affairs in accordance with applicable law. The Company has been engaged in such process of converting all of its assets to cash for the purpose of doing a liquidating distribution to its shareholders. The actions are appropriate and authorized under applicable law notwithstanding the Companys administrative dissolution. The Board of Directors believes the Company has complied with all laws and regulations relating to becoming administratively dissolved, however, if there were violations unknown to the Board of Directors, the impact, if any, on the accompanying financial statements cannot be determined at this time.

Basis of Accounting - As a result of the administrative dissolution described above, the Company changed its basis of accounting for the periods after 2002 from the going concern basis to the liquidation basis which had no material impact on the accompanying financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink Sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities, as well as certain thinly-traded securities and corporate notes, are valued at their fair value as determinqqqqqqed by management and the Board of Directors.

Federal Income Taxes - The Fund has not elected to be treated for Federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at tax rates applicable to corporations.

The Fund accounts for income taxes in accordance with the Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes." Under SFAS No. 109, a current or deferred income tax liability or asset is recognized for timing differences, which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis. All of the Fund's equity securities as of March 31, 2005 are non-income producing securities.



Notes to Financial Statements (continued)


1.  Summary of Significant Accounting Policies (continued)

Concentration of Cash - As of March 31, 2005, the Fund had a money market deposit at a bank of $547,423, which is in excess of the federally insured limit by approximately $447,423.

Use of Estimates - The preparation of the Fund's financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  Restricted and Thinly-Traded Securities

Restricted securities are those securities, which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration statement or in compliance with Rule 144 of the Securities Act of 1933. The following schedule provides certain information with respect to restricted securities held by the Fund as of March 31, 2005 These securities comprised 2.30% of the Fund's net assets at such time.


Description             Date of Acquisition            Cost             Value

Training  Devices,  Inc.  February  20,  1997      $  12,500            $ 0  .

The  Fund  has  no  right  to  require   registration  of  the  above-restricted
securities.

Valuations for the restricted securities, as well as certain thinly-traded securities and corporate notes, have been determined in good faith by the Fund's Board of Directors, in the absence of readily ascertainable market values. Such investments were valued at $0 as of March 31, 2005 representing 0% of the Fund's net assets. Because of the inherent subjectivity of these valuations, it is reasonably possible that a material change in such valuations could occur in the near term.

3.  Unrealized Gains and Losses

At March 31, 2005, the net unrealized depreciation of investments of $173,526 was comprised of gross appreciation of $0 for those investments having an excess of value over cost and gross depreciation of $173,526 for those investments having an excess of cost over value.

4.  Income Taxes

There is no income tax provision in 2005 as the deferred tax assets relating to accumulated losses and unrealized depreciation of approximately $689,000 continue to be fully reserved. The deferred tax assets and related valuation allowance each decreased $1,000 during the six months ended March 31, 2005 due to the increase in unrealized depreciation. Accumulated net investment loss carryovers for income tax purposes total approximately $2,271,000 at March 31, 2005, and will expire in varying amounts through 2008.



                           End of notes to financial statements
























                                                                      PRSRT STD
                                                                   U.S. POSTAGE
                                                                           PAID
                                                                  Co. Spgs., CO
                                                                 Permit No. 440


Combined Penny Stock Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, Colorado  80918-3415



























































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ITEM 2. CODE OF ETHICS. Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.
                      Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES. (a) Based on an evaluation of the registrant's disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis. (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Combined Penny Stock Fund, Inc.  By * /s/ John R Overturf

                      John R Overturf, President Date 05/31/05
---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By * /s/ John R Overturf

                 John R Overturf   President Date 05/31/05
---------------------------------------------------------------------------




Fund Directors



Name,     Positions     Term of Office     Principal         Number of    Other
Address   Held with     and Length of      Occupation(s)    Portfolios Director
and Age     Fund        time served        during the        in Fund      ships
*see(1)                 *see(2)below       past 5 years       Complex      held
 below                                                        Overseen      for
                                                                 By        each
                                                             Director   officer
                                                                 Or         or
                                                             Nominee    nominee
                                                            *see (3)        for
                                                              below    Director
--------   --------   --------------   -------------------  ---------- --------

John R. Overturf*(42)  President,  Mr. Overturf serves as President
6180 Lehman Dr 103     since       of the Combined Penny Stock Fund,
Colorado Springs,      August 1996 Inc., a closed-end stock fund, a
Colorado 80918         Director    position he has since August 1996.
                       From March  From September 1993 until September
                            1996   1996, Mr. Overturf served as Vice-
                                   President of the Rockies Fund, Inc.
                                   A closed-end stock market fund. Mr.
                                   Overturf serves as the President
                                   Of R.O.I., Inc., a private
                                   Investment company, a position he
                                   Has held since 1993.  From June 1984
                                   until February 1992, Mr. Overturf
                                   served as Vice-President of Colorado
                                   National Bank.  Mr. Overturf holds a
                                   Bachelor of Science degree in
                                   Finance from the University of
                                   Northern Colorado.  Mr. Overturf
                                   also is a director of BioSource
                                   International, Inc. a California
                                   Corporation.

Jeffrey J. Kormos (62) Director    From August, 2001 until present, Mr.
8751 N 51st Ave 115    since       Kormos has been employed as an
Glendale, Az 85302     July 1997   account executive with Samco
                                   Financial Services, Inc.  From
                                   August 1994 to August 2002, he was
                                   employed as an account executive
                                   with Yee, Desmond, Schroeder & Allen
                                   Inc., an NASD member stockbrokerage
                                   firm.  From March 1993 to August
                                   1994, he was employed as an account
                                   executive with G. R. Stuart &
                                   Company, Inc.  From December 1992 to
                                   March 1993, Mr. Kormos was employed
                                   as an account executive with
                                   Financial Securities Network, Inc.,
                                   and from April 1987 to December 1992
                                   he was employed as an account
                                   executive with Affiliated Securities



* Mr. Overturf may be deemed interested persons as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of their being officers as well as directors of the Fund.

The Fund Statement of Additional Information includes additional information about Fund directors and is available by calling the Fund's phone number, at 719-593-2111.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available calling the Fund phone number, (719-593-2111.

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available by calling the Fund phone number, (719)593-2111.

Combined Penny Stock Fund, Inc
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918
Phone:  (719) 593-2111
Fax:  (719) 593-2342

Board of Directors
John R. Overturf
Jeffrey J. Kormos

Officers
John R Overturf, President

                                                                PRSRT STD
                                                                U.S. POSTAGE
                                                                PAID
                                                                Co. Spgs., CO
                                                                Permit No. 440
        Combined Penny Stock Fund, Inc.
        6180 Lehman Drive, Suite 103
        Colorado Springs, Colorado  80918-3415